Forward Warrant Agreement (Tables)	11 Months Ended
Dec. 31, 2021
Rigetti Holdings [Member]
Temporary Equity [Line Items]
Summary of Fair Value Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques	The Company has included the derivative liability in other liabilities (current) in the accompanying consolidated balance sheet.

Key Valuation Assumptions
Holding period (in years)	0.50 - 1.13
Risk free rate	0.19% - 0.43%
Probability of occurring the contingency	50% - 100%
Underlying value per share	$10.29